Derivative financial instruments, Breakdown of fair value amounts (Details) - Cash Flow Hedge [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 97,381	$ 12,960
Liabilities	16,847	223,453
Interest Rate Derivatives [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	94,192	9,550
Liabilities	12,159	206,763
Foreign Exchange Derivative Instruments [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	3,189	3,410
Liabilities	0	0
Notes Conversion Option [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0	0
Liabilities	$ 4,688	$ 16,690